Note 5 - Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2014
Accounts Receivable [Abstract]
Accounts Receivable [Table Text Block]
	December 31,
	2013	2014
Accounts receivable-margin clients	$6,111,916	$1,698,861
Less: Allowance for doubtful accounts	(135,275)	-

Accounts receivable- margin clients, net	$5,976,641	$1,698,861

Accounts receivable-others	15,427,520	12,928,570
Less: Allowance for doubtful accounts	(102,236)	(43,077)

Accounts receivable-others, net	$15,325,284	$12,885,493